Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 204,123	$ 605,921
Restricted cash		47,444
Accounts receivable	206,078	152,299
Materials and supplies	65,709	49,626
Deferred financing costs	14,857	17,707
Current portion of deferred costs	48,202	37,519
Prepaid expenses and other current assets	13,889	13,930
Total current assets	552,858	924,446
Property and equipment, net	4,512,154	3,760,421
Restricted cash		124,740
Deferred financing costs	53,300	32,157
Other assets	45,728	52,164
Total assets	5,164,040	4,893,928
Liabilities and shareholders' equity:
Accounts payable	54,235	30,230
Accrued expenses	66,026	39,345
Current portion of long-term debt	7,500	218,750
Accrued interest	21,984	29,594
Derivative liabilities, current	4,984	17,995
Current portion of deferred revenue	96,658	66,142
Total current liabilities	251,387	402,056
Long-term debt, net of current maturities	2,423,337	2,034,958
Deferred revenue	88,465	97,014
Other long-term liabilities	927	44,652
Total long-term liabilities	2,512,729	2,176,624
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value per share, 5,000,000 shares authorized, 224,100 shares issued and 217,035 and 216,902 shares outstanding as of December 31, 2013 and December 31, 2012, respectively	2,170	2,169
Additional paid-in capital	2,358,858	2,349,544
Accumulated other comprehensive loss	(8,557)	(58,416)
Retained earnings	47,453	21,951
Total shareholders' equity	2,399,924	2,315,248
Total liabilities and shareholders' equity	$ 5,164,040	$ 4,893,928